ACQUISITIONS AND DECONSOLIDATION - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 20, 2020	Jan. 01, 2020	Jan. 31, 2020	May 31, 2018	Mar. 31, 2018	Jan. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		50.00%			90.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage									30.00%
Goodwill							$ 4,181,616		$ 4,181,179	$ 3,940,565	$ 3,951,386
Equity Securities, FV-NI, Unrealized Gain (Loss)							$ 7,799	$ (2,809)	$ (469)	(11,759)	67,318
Deconsolidation, Gain (Loss), Amount		$ 8,100
Gain (loss) on sale of business					$ 18,200
Proceed from divestiture					7,200
Divestiture, secured promissory note					$ 20,000						730,661
Minimum [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage							5.00%		5.00%
Maximum [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage							50.00%		50.00%
On Location Events LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 441,100
Cash consideration			$ 366,400
Business Acquisition, Percentage of Voting Interests Acquired			13.50%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 65,200
Business Combination, Consideration Transferred, Contingent Premium Payment			$ 9,500				$ 41,000		$ 41,000
Share Price Per Unit Percentage			32.00%
Equity Method Investment, Ownership Percentage			44.90%
Business Acquisition, Transaction Costs							$ 13,700		$ 13,700
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life							10 years 8 months 12 days		10 years 8 months 12 days
Business acquisition, revenue									$ 289,500
Business acquisition, net loss									$ 148,900
Goodwill			$ 387,542
Other 2020 Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 37,000
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	50.00%
Goodwill	$ 8,600
Finite-lived contract	46,400
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ 27,100
2019 Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred										18,600
Business acquisition, goodwill and intangible assets										$ 22,400
2019 Acquisition [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life										2 years
2019 Acquisition [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life										13 years
NeuLion Inc. [Member]
Business Acquisition [Line Items]
Cash consideration				$ 248,900
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Acquisition, Transaction Costs				$ 6,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				5 years 1 month 6 days
Business acquisition, revenue											39,200
Business acquisition, net loss											22,200
Goodwill				$ 164,030
One Sixty Over Ninety ParentCo, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 249,300
Cash consideration						$ 242,000
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Acquisition, Transaction Costs						$ 7,800
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						7 years 4 months 24 days
Business acquisition, revenue											49,500
Business acquisition, net loss											4,500
Goodwill						$ 156,056
Business Combination, Contingent Consideration						7,300
Business Combination, Maximum limit of contingent consideration						$ 10,000
Other 2018 Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred											19,500
Business acquisition, goodwill and intangible assets											$ 17,900
Other 2018 Acquisition [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life											1 year 9 months 18 days
Other 2018 Acquisition [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life											4 years 2 months 12 days